CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY $ in Thousands, $ in Thousands	Ordinary shares HKD ($) shares	Additional Paid-in Capital HKD ($)	Accumulated other comprehensive (loss)/income HKD ($)	(Accumulated deficit)/Retained Earnings HKD ($)	Class A ordinary shares HKD ($) shares	Class B ordinary shares HKD ($) shares	USD ($)	HKD ($)
Beginning balance at Dec. 31, 2016	$ 31	$ 2,500	$ (5,419)	$ (187,331)				$ (190,219)
Beginning balance (in shares) at Dec. 31, 2016 | shares	403,750,000
Profit / Loss for the year				(8,102)				(8,102)
Share-based compensation		9,769						9,769
Preferred shares redemption value accretion		(12,269)		(35,446)				(47,715)
Foreign currency translation adjustment, net of tax			3,366					3,366
Ending balance at Dec. 31, 2017	$ 31		(2,053)	(230,879)				(232,901)
Ending balance (in shares) at Dec. 31, 2017 | shares	403,750,000
Profit / Loss for the year				138,512				138,512
Share-based compensation		10,440						10,440
Preferred shares redemption value accretion		(10,440)		(56,558)				(66,998)
Foreign currency translation adjustment, net of tax			754					754
Ending balance at Dec. 31, 2018	$ 31		(1,299)	(148,925)				(150,193)
Ending balance (in shares) at Dec. 31, 2018 | shares	403,750,000
Profit / Loss for the year				165,664			$ 21,267	165,664
Share-based compensation		15,967						15,967
Preferred shares redemption value accretion		(12,309)					(1,580)	(12,309)
Conversion and redesignation of preferred shares into ordinary shares		1,262,751			$ 19	$ 11		1,262,781
Conversion and redesignation of preferred shares into ordinary shares (In shares) | shares					237,129,043	140,802,051
Issuance of ordinary shares upon Initial Public Offering ("IPO")		1,259,308			$ 9			1,259,317
Issuance of ordinary shares upon Initial Public Offering ("IPO") (in shares) | shares					115,666,666
Redesignation of ordinary shares into Class B ordinary shares	$ (31)					$ 31
Redesignation of ordinary shares into Class B ordinary shares (in shares) | shares	(403,750,000)					403,750,000
Shares issued upon exercise of employee share options		10,465			$ 8			10,473
Shares issued upon exercise of employee share options (in shares) | shares					106,295,232
Foreign currency translation adjustment, net of tax			(3,147)				(404)	(3,147)
Ending balance at Dec. 31, 2019		$ 2,536,182	$ (4,446)	$ 16,739	$ 36	$ 42	$ 327,183	$ 2,548,553
Ending balance (in shares) at Dec. 31, 2019 | shares					459,090,941	544,552,051